Segment information (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended																					12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2012		Sep. 30, 2012		Jun. 30, 2012		Mar. 31, 2012		Dec. 31, 2014 segments		Dec. 31, 2013		Dec. 31, 2012
Segment Reporting Information [Line Items]
Number of operating segments																						4
Underwriting income
Gross premiums written	$ 336,647		$ 358,974	$ 655,674	$ 1,011,991	$ 237,273		$ 356,760		$ 702,313		$ 1,104,760		$ 311,847		$ 390,215		$ 627,089		$ 837,289		$ 2,363,286		$ 2,401,106		$ 2,166,440
Reinsurance premiums ceded	(33,623)		(30,137)	(50,565)	(194,908)	(24,558)		(39,415)		(121,396)		(187,216)		(35,659)		(45,743)		(119,052)		(107,052)		(309,233)		(372,585)		(307,506)
Net premiums written	303,024		328,837	605,109	817,083	212,715		317,345		580,917		917,544		276,188		344,472		508,037		730,237		2,054,053		2,028,521		1,858,934
Change in unearned premiums	255,724		165,859	(139,106)	(334,126)	279,523		213,943		(33,459)		(386,483)		223,098		130,632		(60,410)		(279,038)		(51,649)		73,524		14,282
Net premiums earned	558,748		494,696	466,003	482,957	492,238		531,288		547,458		531,061		499,286		475,104		447,627		451,199		2,002,404		2,102,045		1,873,216
Underwriting deductions
Losses and loss expenses	226,508		224,125	158,745	162,671	206,152		177,965		265,044		144,771		458,310		155,455		153,692		231,989		772,049	[1]	793,932	[1]	999,446	[1]
Policy acquisition costs	89,550		86,404	78,953	85,649	84,647		94,900		87,152		93,611		81,814		98,623		76,129		78,132		340,556		360,310		334,698
General and administrative expenses	98,186		83,319	73,842	74,445	82,930		81,089		70,967		80,279		65,095		70,547		61,635		66,375		329,792		315,265		263,652
Share compensation expenses	8,821		8,764	8,341	7,147	8,147		10,527		6,638		2,318		7,126		7,345		6,800		5,438		33,073		27,630		26,709
Total underwriting deductions	423,065		402,612	319,881	329,912	381,876		364,481		429,801		320,979		612,345		331,970		298,256		381,934		1,475,470		1,497,137		1,624,505
Underwriting income (loss)	135,683		92,084	146,122	153,045	110,362		166,807		117,657		210,082		(113,059)		143,134		149,371		69,265		526,934		604,908		248,711
Net investment income	30,167		25,261	21,286	23,362	24,204		20,009		26,210		25,649		28,802		25,489		25,885		27,760		100,076		96,072		107,936
Other insurance related income	5,524		3,610	4,811	8,037	7,743		943		5,512		4,922		144		7,324		6,606		8,237		21,982		19,120		22,311
Finance expenses	(16,474)		(15,354)	(16,126)	(15,900)	(16,925)		(15,317)		(17,566)		(14,369)		(14,510)		(9,362)		(13,706)		(16,279)		(63,854)		(64,177)		(53,857)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors	154,900		105,601	156,093	168,544	125,384		172,442		131,813		226,284		(98,623)		166,585		168,156		88,983		585,138		655,923		325,101
Tax benefit (expense)	243		953	(1,391)	40	(603)		(5)		(93)		318		(615)		(1,343)		(404)		(139)		(155)		(383)		(2,501)
Income from operating affiliates	4,143		3,761	4,892	4,927	5,510		1,463		3,793		3,523		(614)		6,235		3,592		3,367		17,723		14,289		12,580
(Income) attributable to operating affiliate investors	(26,566)		(25,807)	(25,316)	(31,710)	(26,607)	[2]	(11,815)	[2]	(20,264)	[2]	(10,077)	[2]									(109,399)		(68,763)		0
Net operating income (loss)	132,720		84,508	134,278	141,801	103,684		162,085		115,249		220,048		(99,852)		171,477		171,344		92,211		493,307		601,066		335,180
Gain on bargain purchase, net of expenses														21,485	[3]	(3,784)	[3]	0	[3]	0	[3]	0		0		17,701	[3]
Net realized gains on investments	6,902		4,595	7,858	3,740	4,448		(6,320)		3,409		1,721		(4,516)		9,063		6,154		7,532		23,095		3,258		18,233
Net unrealized (losses) on investments	(74,119)		(84,974)	45,427	55,693	20,137		69,967		(141,348)		(7,237)		(35,857)		86,345		(53,574)		20,671		(57,973)	[4]	(58,481)	[4]	17,585	[4]
Income (loss) from investment affiliate	530		1,754	779	5,348	516		1,044		1,753		1,477		(406)		(160)		(398)		0		8,411		4,790		(964)
Foreign exchange (losses) gains	4,131		(11,441)	3,158	(6,478)	(2,230)		6,036		(8,223)		6,922		1,181		1,103		(652)		3,166		(10,630)		2,505		4,798
Other income (loss)	(770)		(7,690)	424	5,793	(3,697)		(3,749)		(1,094)		(2,237)		43		0		(612)		654		(2,243)		(10,777)		85
Transaction expenses	(4,695)		(149)	(3,252)	0																	(8,096)	[5]	0		0
Net income	64,699		(13,397)	188,672	205,897	122,858		229,063		(30,254)		220,694		(117,922)		264,044		122,262		124,234		445,871		542,361		392,618
Net loss (income) attributable to noncontrolling interest	61,209		53,069	(35,305)	(43,509)	(27,526)		(45,694)		60,976		2,549		27,206		(56,746)		45,360		0		35,464		(9,695)		15,820
Net income (loss) available (attributable) to Validus	125,908		39,672	153,367	162,388	95,332		183,369		30,722		223,243		(90,716)		207,298		167,622		124,234		481,335		532,666		408,438
Selected ratios:
Net premiums written / Gross premiums written																						86.90%	[6]	84.50%	[6]	85.80%	[6]
Losses and loss expenses	40.50%		45.30%	34.10%	33.70%	41.90%		33.50%		48.40%		27.30%		91.80%		32.70%		34.30%		51.40%		38.60%	[6]	37.80%	[6]	53.40%	[6]
Policy acquisition costs																						17.00%	[6]	17.10%	[6]	17.90%	[6]
General and administrative expenses																						18.10%	[6],[7]	16.30%	[6],[7]	15.50%	[6],[7]
Expense ratio	35.20%		36.10%	34.50%	34.60%	35.70%		35.10%		30.10%		33.20%		30.90%		37.20%		32.30%		33.20%		35.10%	[6]	33.40%	[6]	33.40%	[6]
Combined ratio	75.70%		81.40%	68.60%	68.30%	77.60%		68.60%		78.50%		60.50%		122.70%		69.90%		66.60%		84.60%		73.70%	[6]	71.20%	[6]	86.80%	[6]
Total assets	10,311,621					9,846,432								10,020,264								10,311,621		9,846,432		10,020,264
Operating Segments | Validus Re
Underwriting income
Gross premiums written																						1,136,910		1,242,522		1,131,959
Reinsurance premiums ceded																						(182,056)		(226,264)		(144,578)
Net premiums written																						954,854		1,016,258		987,381
Change in unearned premiums																						(37,570)		117,679		35,890
Net premiums earned																						917,284		1,133,937		1,023,271
Underwriting deductions
Losses and loss expenses																						307,290		430,026		575,416
Policy acquisition costs																						141,670		180,779		154,362
General and administrative expenses																						74,739		91,260		63,048
Share compensation expenses																						9,739		7,668		7,763
Total underwriting deductions																						533,438		709,733		800,589
Underwriting income (loss)																						383,846		424,204		222,682
Net investment income																						74,599		81,346		88,727
Other insurance related income																						3,159		19,222		5,000
Finance expenses																						(14,727)		(16,111)		(8,943)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors																						446,877		508,661		307,466
Tax benefit (expense)																						5,512		272		(168)
Income from operating affiliates																						0		0		0
(Income) attributable to operating affiliate investors																						0		0
Net operating income (loss)																						452,389		508,933		307,298
Gain on bargain purchase, net of expenses																										0	[3]
Net realized gains on investments																						7,611		(1,382)		12,026
Net unrealized (losses) on investments																						8,404		(41,388)		35,033
Income (loss) from investment affiliate																						8,411		4,790		(964)
Foreign exchange (losses) gains																						(6,404)		7,394		2,664
Other income (loss)																						(2,243)		(10,777)		85
Transaction expenses																						0	[5]
Net income																						468,168		467,570		356,142
Net loss (income) attributable to noncontrolling interest																						0		0		0
Net income (loss) available (attributable) to Validus																						468,168		467,570		356,142
Selected ratios:
Net premiums written / Gross premiums written																						84.00%	[6]	81.80%	[6]	87.20%	[6]
Losses and loss expenses																						33.50%	[6]	37.90%	[6]	56.20%	[6]
Policy acquisition costs																						15.50%	[6]	16.00%	[6]	15.10%	[6]
General and administrative expenses																						9.20%	[6],[7]	8.70%	[6],[7]	6.90%	[6],[7]
Expense ratio																						24.70%	[6]	24.70%	[6]	22.00%	[6]
Combined ratio																						58.20%	[6]	62.60%	[6]	78.20%	[6]
Total assets	4,209,289					5,326,076								6,206,084								4,209,289		5,326,076		6,206,084
Operating Segments | AlphaCat
Underwriting income
Gross premiums written																						135,181		147,009		21,603
Reinsurance premiums ceded																						(4,348)		(525)		0
Net premiums written																						130,833		146,484		21,603
Change in unearned premiums																						1,517		(9,070)		(3,937)
Net premiums earned																						132,350		137,414		17,666
Underwriting deductions
Losses and loss expenses																						(9,670)		17,569		0
Policy acquisition costs																						12,673		13,853		1,774
General and administrative expenses																						19,590		18,765		7,532
Share compensation expenses																						501		468		279
Total underwriting deductions																						23,094		50,655		9,585
Underwriting income (loss)																						109,256		86,759		8,081
Net investment income																						4,276		3,865		3,748
Other insurance related income																						27,122		26,424		23,229
Finance expenses																						(3,545)		(5,734)		(3,061)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors																						137,109		111,314		31,997
Tax benefit (expense)																						0		0		0
Income from operating affiliates																						17,723		14,289		12,580
(Income) attributable to operating affiliate investors																						(109,399)		(68,763)
Net operating income (loss)																						45,433		56,840		44,577
Gain on bargain purchase, net of expenses																										0	[3]
Net realized gains on investments																						10,935		4,084		216
Net unrealized (losses) on investments																						(56,943)		(3,893)		(19,509)
Income (loss) from investment affiliate																						0		0		0
Foreign exchange (losses) gains																						70		(816)		44
Other income (loss)																						0		0		0
Transaction expenses																						0	[5]
Net income																						(505)		56,215		25,328
Net loss (income) attributable to noncontrolling interest																						35,464		(9,695)		15,820
Net income (loss) available (attributable) to Validus																						34,959		46,520		41,148
Selected ratios:
Net premiums written / Gross premiums written																						96.80%	[6]	99.60%	[6]	100.00%	[6]
Losses and loss expenses																						(7.30%)	[6]	12.80%	[6]	0.00%	[6]
Policy acquisition costs																						9.60%	[6]	10.10%	[6]	10.00%	[6]
General and administrative expenses																						15.20%	[6],[7]	14.00%	[6],[7]	44.20%	[6],[7]
Expense ratio																						24.80%	[6]	24.10%	[6]	54.20%	[6]
Combined ratio																						17.50%	[6]	36.90%	[6]	54.20%	[6]
Total assets	1,656,326					1,558,453								805,513								1,656,326		1,558,453		805,513
Operating Segments | Talbot
Underwriting income
Gross premiums written																						1,101,770		1,091,890		1,078,636
Reinsurance premiums ceded																						(192,211)		(226,111)		(228,686)
Net premiums written																						909,559		865,779		849,950
Change in unearned premiums																						(29,785)		(35,085)		(17,671)
Net premiums earned																						879,774		830,694		832,279
Underwriting deductions
Losses and loss expenses																						423,394		346,337		424,030
Policy acquisition costs																						187,162		170,738		183,926
General and administrative expenses																						150,828		136,458		133,281
Share compensation expenses																						11,346		9,613		7,789
Total underwriting deductions																						772,730		663,146		749,026
Underwriting income (loss)																						107,044		167,548		83,253
Net investment income																						20,575		18,061		21,310
Other insurance related income																						1,095		1,819		2,033
Finance expenses																						213		(259)		(162)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors																						128,927		187,169		106,434
Tax benefit (expense)																						(3,880)		(671)		(2,229)
Income from operating affiliates																						0		0		0
(Income) attributable to operating affiliate investors																						0		0
Net operating income (loss)																						125,047		186,498		104,205
Gain on bargain purchase, net of expenses																										0	[3]
Net realized gains on investments																						3,852		556		5,991
Net unrealized (losses) on investments																						1,685		(13,200)		2,061
Income (loss) from investment affiliate																						0		0		0
Foreign exchange (losses) gains																						(5,961)		(3,531)		2,527
Other income (loss)																						0		0		0
Transaction expenses																						0	[5]
Net income																						124,623		170,323		114,784
Net loss (income) attributable to noncontrolling interest																						0		0		0
Net income (loss) available (attributable) to Validus																						124,623		170,323		114,784
Selected ratios:
Net premiums written / Gross premiums written																						82.60%	[6]	79.30%	[6]	78.80%	[6]
Losses and loss expenses																						48.10%	[6]	41.70%	[6]	50.90%	[6]
Policy acquisition costs																						21.30%	[6]	20.50%	[6]	22.10%	[6]
General and administrative expenses																						18.40%	[6],[7]	17.60%	[6],[7]	16.90%	[6],[7]
Expense ratio																						39.70%	[6]	38.10%	[6]	39.00%	[6]
Combined ratio																						87.80%	[6]	79.80%	[6]	89.90%	[6]
Total assets	2,890,123					2,891,682								2,968,224								2,890,123		2,891,682		2,968,224
Operating Segments | Western World
Underwriting income
Gross premiums written																						65,235	[8]
Reinsurance premiums ceded																						(6,428)	[8]
Net premiums written																						58,807	[8]
Change in unearned premiums																						14,189	[8]
Net premiums earned																						72,996	[8]
Underwriting deductions
Losses and loss expenses																						51,035	[8]
Policy acquisition costs																						3,169	[8]
General and administrative expenses																						11,121	[8]
Share compensation expenses																						135	[8]
Total underwriting deductions																						65,460	[8]
Underwriting income (loss)																						7,536	[8]
Net investment income																						4,523	[8]
Other insurance related income																						264	[8]
Finance expenses																						0	[8]
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors																						12,323	[8]
Tax benefit (expense)																						(1,422)	[8]
Income from operating affiliates																						0	[8]
(Income) attributable to operating affiliate investors																						0	[8]
Net operating income (loss)																						10,901	[8]
Net realized gains on investments																						697	[8]
Net unrealized (losses) on investments																						(155)	[8]
Income (loss) from investment affiliate																						0	[8]
Foreign exchange (losses) gains																						0	[8]
Other income (loss)																						0	[8]
Transaction expenses																						0	[5],[8]
Net income																						11,443	[8]
Net loss (income) attributable to noncontrolling interest																						0	[8]
Net income (loss) available (attributable) to Validus																						11,443	[8]
Selected ratios:
Net premiums written / Gross premiums written																						90.10%	[6],[8]
Losses and loss expenses																						69.90%	[6],[8]
Policy acquisition costs																						4.40%	[6],[8]
General and administrative expenses																						15.40%	[6],[7],[8]
Expense ratio																						19.80%	[6],[8]
Combined ratio																						89.70%	[6],[8]
Total assets	1,492,179	[8]																				1,492,179	[8]
Corporate & Eliminations
Underwriting income
Gross premiums written																						(75,810)		(80,315)		(65,758)
Reinsurance premiums ceded																						75,810		80,315		65,758
Net premiums written																						0		0		0
Change in unearned premiums																						0		0		0
Net premiums earned																						0		0		0
Underwriting deductions
Losses and loss expenses																						0		0		0
Policy acquisition costs																						(4,118)		(5,060)		(5,364)
General and administrative expenses																						73,514		68,782		59,791
Share compensation expenses																						11,352		9,881		10,878
Total underwriting deductions																						80,748		73,603		65,305
Underwriting income (loss)																						(80,748)		(73,603)		(65,305)
Net investment income																						(3,897)		(7,200)		(5,849)
Other insurance related income																						(9,658)		(28,345)		(7,951)
Finance expenses																						(45,795)		(42,073)		(41,691)
Operating income before taxes, (income) from operating affiliates and (income) loss attributable to operating affiliate investors																						(140,098)		(151,221)		(120,796)
Tax benefit (expense)																						(365)		16		(104)
Income from operating affiliates																						0		0		0
(Income) attributable to operating affiliate investors																						0		0
Net operating income (loss)																						(140,463)		(151,205)		(120,900)
Gain on bargain purchase, net of expenses																										17,701	[3]
Net realized gains on investments																						0		0		0
Net unrealized (losses) on investments																						(10,964)		0		0
Income (loss) from investment affiliate																						0		0		0
Foreign exchange (losses) gains																						1,665		(542)		(437)
Other income (loss)																						0		0		0
Transaction expenses																						(8,096)	[5]
Net income																						(157,858)		(151,747)		(103,636)
Net loss (income) attributable to noncontrolling interest																						0		0		0
Net income (loss) available (attributable) to Validus																						(157,858)		(151,747)		(103,636)
Selected ratios:
Total assets	$ 63,704					$ 70,221								$ 40,443								$ 63,704		$ 70,221		$ 40,443

[1]	Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.
[2]	This amount had been shown within finance expenses for each of the three months ended March 31, June 30 and September 30, 2013.
[3]	The gain on bargain purchase, net of expenses, arose from the acquisition of Flagstone Reinsurance Holdings S.A. on November 30, 2012 and is net of transaction related expenses which included legal, financial advisory, audit related services and termination expenses.
[4]	Includes change in net unrealized gains (losses) and realized gains on investments held by PaCRe in which the Company has an equity interest of 10%. The remaining 90% interest is held by third party investors and is included in the Consolidated Statements of Comprehensive Income as net loss (income) attributable to noncontrolling interest.
[5]	The transaction expenses relate to costs incurred in connection with the acquisition of Western World, which was completed on October 2, 2014. Transaction expenses are primarily comprised of legal, financial advisory and audit related services.
[6]	Ratios are based on net premiums earned.
[7]	The general and administrative expenses ratio includes share compensation expenses.
[8]	The results of Western World have been included in the Company's consolidated results from the October 2, 2014 date of acquisition.